CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
The following identifies the balance sheet line items included in cash, cash equivalents and restricted cash as presented in the interim condensed consolidated statements of cash flows:

(in thousands of $)	June 30,	December 31,
	2024	2023
Cash and cash equivalents	370,203	410,425
Restricted cash	52	119
Cash, cash equivalents and restricted cash	370,255	410,544

Restricted cash consists of cash that is restricted by law for the Norwegian tax authorities in relation to social security of employees.